ANALYSIS OF OPERATING SEGMENTS - Statement of financial position - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Trading assets	$ 29,097,591	$ 20,163,214
Investment securities	39,252,615	39,162,618
Hedging derivative assets	236,558	54,019
Loans, net	184,225,973	190,129,486
Investments in associates and joint ventures	1,314,429	1,430,596
Other assets	76,609,890	76,919,450
Non-current assets held for sale	18,199,621
Total Assets	348,936,677	327,859,383
Liabilities
Customer deposits	207,405,238	200,872,177
Financial obligations	68,671,586	72,823,775
Other liabilities	21,657,645	21,000,513
Liabilities directly associated with non-current assets classified as held for sale	16,459,367
Total liabilities	314,193,836	294,696,465
Operating segments [member] | Banking Services
Assets
Trading assets	19,875,670	13,555,942
Investment securities	31,681,473	32,530,703
Hedging derivative assets	139,954	52,717
Loans, net	183,544,710	188,660,193
Investments in associates and joint ventures	12,964,567	12,423,684
Other assets	31,303,224	30,269,203
Non-current assets held for sale	18,199,621
Total Assets	297,709,219	277,492,442
Liabilities
Customer deposits	201,765,281	196,217,644
Financial obligations	43,469,748	47,474,153
Other liabilities	8,445,439	7,150,306
Liabilities directly associated with non-current assets classified as held for sale	16,459,367
Total liabilities	270,139,835	250,842,103
Operating segments [member] | Merchant Banking
Assets
Trading assets	6,023,430	4,090,787
Investment securities	5,658,909	4,515,967
Hedging derivative assets	96,604	1,302
Loans, net	2,473,729	2,915,873
Investments in associates and joint ventures	992,652	1,113,455
Other assets	46,262,536	47,993,518
Total Assets	61,507,860	60,630,902
Liabilities
Customer deposits	9,004,158	8,581,604
Financial obligations	23,016,910	22,580,320
Other liabilities	12,465,276	13,135,589
Total liabilities	44,486,344	44,297,513
Operating segments [member] | Pension and Severance Fund Management
Assets
Trading assets	3,248,790	2,595,230
Investment securities	480,555	359,677
Other assets	796,123	958,301
Total Assets	4,525,468	3,913,208
Liabilities
Customer deposits	1,540	1,343
Financial obligations	257,322	35,037
Other liabilities	661,778	636,416
Total liabilities	920,640	672,796
Operating segments [member] | Holding
Assets
Trading assets	538	452
Investment securities	2,729,203	2,890,407
Loans, net	981,276	1,196,398
Investments in associates and joint ventures	20,193,741	19,365,473
Other assets	242,326	282,024
Total Assets	24,147,084	23,734,754
Liabilities
Financial obligations	5,417,571	6,021,671
Other liabilities	244,918	217,203
Total liabilities	5,662,489	6,238,874
Elimination of intersegment amounts [member]
Assets
Trading assets	(50,837)	(79,197)
Investment securities	(1,297,525)	(1,134,136)
Loans, net	(2,773,742)	(2,642,978)
Investments in associates and joint ventures	(32,836,531)	(31,472,016)
Other assets	(1,994,319)	(2,583,596)
Total Assets	(38,952,954)	(37,911,923)
Liabilities
Customer deposits	(3,365,741)	(3,928,414)
Financial obligations	(3,489,965)	(3,287,406)
Other liabilities	(159,766)	(139,001)
Total liabilities	$ (7,015,472)	$ (7,354,821)